Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Preparation
(a) Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on the Group’s ability to reduce cash used in operating activities, adjust the pace of its operation expansion, control of the related expense to fund its general operations and capital expansion needs, and the ability to pursue financing arrangements and obtain additional funds from the sale of its assets to support its working capital requirements and its obligations and commitments on loans and borrowings when they become due.
The following factors raise substantial doubt about the Group’s ability to continue as a going concern:

•	For the years ended December 31, 2019, 2020 and 2021, the Group incurred net loss es of RMB2,689.3 million, RMB1,105.2 million and RMB1,240.2 million, respectively.

•	For the years ended December 31, 2019, 2020 and 2021, the Group had net cash used in operating activities of RMB2,367.3 million , RMB863.8 million and RMB279.1 million, respectively .

•	As of December 31, 2021, the Group had an accumulated deficit of RMB7,355.7 million and a deficit in working capital of RMB1,401.2 million.

•
As of December 31, 2021,
the Group had cash, cash equivalents, restricted cash and short-term investments of RMB658.9 million, short-term borrowings of RMB20.0 million, and as discussed in Note 14 and Note 25 to the consolidated financial statements, a convertible loan from Alibaba (“
Convertible Loan
”)
of approximately RMB1.2 billion, including principal of
 US$171.1 million (RMB1.1 billion)
and accrued and unpaid interest
that was expected to be matured within one year from the date of the issuance of the consolidated financial statements.

The liquidity of the Group is primarily dependent on management’s ability to adjust the pace of its operation expansion, to control operating cost and expenses to reduce the cash used in operating cash flows, to pursue financing arrangements, including the renewal of its Convertible Loan with the creditor, and to obtain additional funds from the sale of its assets.
The Company has carried out an assessment of its cash flow forecast for the twelve months from the date of issuance of the consolidated financial statements. In preparing the cash flow forecast, the Company’s management has considered historical cash requirements of the Group, the Group’s expected loan repayment obligations in 2022 and beyond, and the Company’s plan to further reduce operating costs and expenses.
The Company continues to optimize its user loyalty programs and traffic acquisition strategy to efficiently control and reduce costs and continues to be selective in their content and better leverage its existing content varieties to attract and maintain users. These measures can in turn lead to savings in user related costs. The Company further plans to preserve liquidity and manage cash flows by reducing expenditure on developing and maintaining smaller and novel applications and limiting other general and administrative expenses. The Company also plans to obtain additional external financing and funds through, including but not limited to, additional credit facilities obtained from banks in the normal course of business, potential additional issuances of equity and/ or debt as a Group or through its subsidiaries, and sale of its assets, including the Group’s equity interest in its subsidiaries, to third parties.
The Convertible Loan from Alibaba had the original maturity date on April 4, 2022 (Note 14). The Company and Alibaba entered into supplemental agreements to the original Convertible Loan agreement on March 28, 2022 and April 29, 2022 (Note 25). According to the supplemental agreements, the maturity date of the Convertible Loan has been extended to May 28, 2022. In addition, the total amount of the principal and accumulated interest of the Convertible Loan, including the incremental interest related to the increase in interest rate from the original compound rate of 3% per annum to a compound rate of 9% per annum plus a simple rate of 3% per annum, calculated starting from the original loan drawdown date of April 4, 2019, will amount to approximately US$240.4 million (RMB1.5 billion) as of May 28, 2022. While the Company cannot assure that it will be able to further extend the maturity date of the principal and accrued and unpaid interest of the Convertible Loan after May 28, 2022, the Company has assumed that it will be able to extend the Convertible Loan in preparing its cash flow forecast.
Based on the management’s assessment, there can be no assurance, however, that the above operating measures will be successfully completed due to factors outside of the Company’s control. There can also be no assurance that new financings, additional funds from the sale of assets, further extension of the maturity date of the Convertible Loan, or other transactions will be available to the Company on commercially acceptable terms, or at all. In addition, the potential worsening global economic conditions may adversely impact the Group’s ability to secure additional financing.
Facts and circumstances including accumulated and recurring losses from operations, net cash used in operating activities, negative working capital and uncertainties on the repayment of the Convertible Loan raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Use of Estimates
(b) Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.
The Company believes that revenue recognition, liabilities related to loyalty programs, consolidation of VIEs, allowance for credit losses, determination of share-based compensation and impairment assessment of long-lived assets reflect more significant judgments and estimates used in the preparation of its consolidated financial statements.
Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c) Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and a VIEs’ subsidiaries for which the Company or its subsidiary is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIEs’ economic performance, and also the Group’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. The Company’s WFOEs and ultimately the Company hold all the variable interests of the VIEs and its subsidiaries, and have been determined to be the primary beneficiaries of the VIEs.

The following table sets forth the assets, liabilities, results of operations and cash flows of VIEs and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2020	December 31, 2021
Assets
Current assets
Cash and cash equivalents	12,084	19,783
Restricted cash	64,316	13,160
Short-term investments	98,350	33,600
Accounts receivable, net	737,789	770,797
Amount due from subsidiaries of the Company	1,173,053	937,831
Amount due from related parties	368,465	259,863
Prepayments and other current assets	330,887	114,317

Total current assets	2,784,944	2,149,351

Non-current assets
Property and equipment, net	16,961	12,828
Accounts receivables, non-current	54,639	—
Long-term investments	8,000	1,416
Right-of-use assets	48,109	26,120
Intangible assets	7,821	99,582
Other non-current assets	143,825	2,164

Total non-current assets	279,355	142,110

Total assets	3,064,299	2,291,461

Liabilities
Current liabilities
Short-term borrowing	50,000	—
Accounts payable	399,858	255,182
Amount due to subsidiaries of the Company	5,426,801	5,505,444
Amount due to related parties	4,295	1,495
Registered users’ loyalty payable	66,180	55,392
Advance from customers and deferred revenue	140,776	122,594
Salary and welfare payable	115,307	42,237
Tax payable	98,797	15,288
Lease liabilities, current	20,030	11,675
Accrued liabilities related to users’ loyalty programs	100,088	99,360
Accrued liabilities and other current liabilities	607,456	1,299,057

Total current liabilities	7,029,588	7,407,724
Lease liabilities, non-current	23,534	15,985

Total liabilities	7,053,122	7,423,709

	Year ended December 31,
	2019	2020	2021
Revenues:
Third-party revenues	5,559,954	5,238,682	4,336,388
Intra-Group revenues	67,419	—	188,298

Total revenues	5,627,373	5,238,682	4,524,686
Cost of revenues:
Third-party cost of revenues	(1,515,632)	(1,476,216)	(867,701)
Intra-Group cost of revenues	(35,648)	(15,462)	(18,959)

Total cost of revenues	(1,551,280)	(1,491,678)	(886,660)

Gross profit	4,076,093	3,792,004	3,638,026
Operating expenses:
Third-party operating expenses	(6,561,213)	(4,357,603)	(4,067,548)
Intra-Group operating expenses	—	(545,327)	(951,702)

Total operating expenses	(6,561,213)	(4,902,930)	(5,019,250)

Other operating income/(expense)	11,081	22,999	18,659

Loss from Operations	(2,474,039)	(1,087,927)	(1,362,565)
Non-operating income/(expense)	9,787	(8,281)	22,282

Loss before income tax expense	(2,464,252)	(1,096,208)	(1,340,283)

Income tax benefits/expense	(4,811)	—	(131)
Equity in loss of affiliate companies	—	—	(3,195)

Net loss	(2,469,063)	(1,096,208)	(1,343,609)

	Year ended December 31,
	2019	2020	2021
Cash flows from operating activities:
Net cash provided by/(used in) transactions with external parties	(2,850,164)	(93,497)	377,189
Net cash provided by/(used in) transactions with intra-Group entities	67,419	(297,510)	(568,164)

Net cash provided by/(used in) operating activities	(2,782,745)	(391,007)	(190,975)
Cash flows from investing activities:
Net cash provided by/(used in) transactions with external parties	(60,546)	(80,506)	63,047
Net cash provided by/(used in) transactions with intra-Group entities	—	—	—
Net cash provided by/(used in) investing activities	(60,546)	(80,506)	63,047
Cash flows from financing activities:
Net cash provided by/(used in) transactions with external parties	—	50,000	(53,044)
Cash provided by capital contribution from intra-Group entities	—	—	—
Cash provided by borrowings from intra-Group entities	2,859,506	462,233	137,515
Net cash provided by/(used in) financing activities	2,859,506	512,233	84,471

In accordance with the aforementioned VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2020 and 2021. As the VIEs and their subsidiaries were incorporated as limited liability Company under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.
VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and purchased intangible assets which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of VIEs as they did not meet the recognition criteria set in ASC 350-30-25.
There were no pledges or collateralization of the Affiliated Entities’ assets. As the Company is conducting its business mainly through the Affiliated Entities, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.
There is no VIEs where the Company has variable interest but is not the primary beneficiary.
The Group believes that the contractual arrangements among its shareholders and WFOEs comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interests in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.
The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Interest Pledge Agreement and the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.

Functional Currency and Foreign Currency Translation
(d) Functional Currency and Foreign Currency Translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive loss as foreign exchange related gain / loss.
The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expense items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statement. The exchange rates used for translation on December 31, 2020 and December 31, 2021 were US$1.00= RMB6.5249 and RMB6.3726, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience Translation
(e) Convenience Translation
Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive loss and consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1 = RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the US Federal Reserve Board on December 31, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

Fair Value of Financial Instruments
(f) Fair value of financial instruments
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, equity securities, short-term borrowings, accounts payable, advance from advertising customers, registered users’ loyalty payable, other liabilities, and Convertible Loan.
As of December 31, 2020 and 2021, the carrying values of cash and cash equivalents, short-term investments in time deposits, current accounts receivable, non-marketable
equity securities, short-term borrowings, accounts payable, advance from customers and deferred revenue, registered users’ loyalty payable and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.
The estimated fair value of noncurrent accounts receivable approximates the carrying value as the discounting impact is not material. The estimated fair value of the Convertible Loan approximated its carrying amount as the stated interest rate of the loan is close to the market rate. The Convertible Loan would qualify as Level 3 in the fair value hierarchy if it was to be carried at fair value due to the presence of significant unobservable inputs.
Assets and liabilities measured at fair value on a recurring basis
On a recurring basis, the Group measures its short-term investments in wealth management products and publicly traded equity security at fair value. The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2020	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	354,847	—	354,847
Short-term investments — Equity investment in a publicly traded security	36,186	—	—	36,186

As of December 31, 2021	Level 1	Level 2	Level 3	Balance at fair value
Assets
Short-term investments — Wealth management products	—	192,900	—	192,900

The Group values its investments in wealth management products issued by certain banks using quoted subscription/redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.
Assets and liabilities measured at fair value on a
non-recurring
basis
The equity securities without readily determinable fair value are measured at fair value on a non-recurring
basis, adjusted for observable transactions for identical or similar investments of the same issuer or impairment. These securities are classified as Level 3 in the fair value hierarchy because the Company estimates the value based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs such as volatility, rights, and obligations of the securities we hold.

Cash and Cash Equivalents
(g) Cash and Cash Equivalents
Cash and cash equivalents include cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Restricted Cash
(h) Restricted cash
As of December 31, 2021, restricted cash of RMB75.5 million represents the cash balance that was frozen in cooperation with an ongoing investigation of two of the Group’s customers.

Short-term Investments
(i) Short-term investments
Short-term investmechnts include time deposits with original maturities between three months and a year with banks in the PRC and investments in wealth management products issued by certain banks which are redeemable by the Company at any time. The company classifies investments as current based on the nature of the investments and their availability for use in current operations.
The wealth management products are unsecured with variable interest rates and primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company measures the investments in wealth management products at fair value using the quoted subscription or redemption prices published by these banks. As of December 31, 2021, no allowance for credit losses in short-term investments was recorded. As of December 31, 2021, the short-term
investments balance also includes nonmarketable equity securities that became redeemable within one year from the balance sheet date. Refer to Note 2(l) and Note 6 – Investments for additional information.
In conjunction with one of the investigations mentioned in Note 2(h) above, short-term investment account balances amounting to RMB56.8 million were also frozen as of December 31, 2021.

Accounts Receivable, Net
(j) Accounts receivable, net
Accounts receivable represents those receivables derived in the ordinary course of business, net of an allowance for any potentially uncollectible amounts, and are classified as current or long-term in accordance with customer payment terms. The Company makes estimates of expected credit and collectibility trends for the allowance for credit losses based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions that may vary by geography, customer-type, or industry sub-vertical,
and other factors that may affect its ability to collect from customers. Expected credit losses are recorded as general and administrative expenses on our consolidated statements of comprehensive loss.
Although the Company has historically not experienced significant credit losses, they may experience increasing credit loss risks from accounts receivable in future periods if its customers are adversely affected by economic pressures or uncertainty associated with local or global economic recessions, disruption associated with the current
COVID-19
pandemic, or other customer-specific factors, and actual experience in the future may differ from their past experiences or current assessment.

Property and Equipment, Net
(k) Property and equipment, net
Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or estimated useful lives of the assets

Office equipment	3 – 5 years
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Long-term equity investments
(l) Long-term equity investments
The Company’s equity investments are accounted for as follows:

•
Non-marketable
equity securities that do not have readily determinable fair value are measured using the measurement alternative recorded at cost less any impairment, plus or minus changes resulting from subsequent qualifying observable price changes. Any changes in carrying value of these equity investments are recorded in the consolidated statements of comprehensive loss. For the Company’s long-term investment in an equity fund, the Company elected to apply the net asset value (NAV) practical expedient per ASC 820 to measure these investments at fair value. The NAV is the estimated fair value of these investments, and changes in fair value is recorded in the consolidated statements of comprehensive loss. This equity fund was reclassed to short-term investments as of December 31, 2021 since it became redeemable within one year from the latest balance sheet date.

•
Equity method investments are securities that the Company does not control but is able to exert significant influence over the investments. These investments are initially recorded at cost and subsequently recognizes proportionate share of each equity investee’s net income or loss and to reflect the amortization of basis differences in the consolidated statements of comprehensive loss and accordingly adjusts the carrying amount of the investments. An impairment charge is recorded if the carrying amount of the investments exceed their fair value and this condition is determined to be other-than-temporary. When the Company’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information. Refer to Note 6 – Investments for additional information.

Goodwill and Intangible Assets
(m) Goodwill and intangible assets
Intangible assets
Intangible assets include the acquired right to operate an online audio/video content platform, which is amortized on a straight-line basis over its estimated useful life of 10 years, and computer software, which is amortized on a straight-line basis over its estimated useful life of
3-10
years.
As part of the Fun Series C Preferred Shares arrangement (see Note 20), the Company acquired intangible assets including developed technology and user data. The acquired technology is amortized over 5 years and user data related assets is amortized over 3 years, both on a straight-line basis.
The estimated life of intangible assets subject to amortization is reassessed if circumstances occur that indicate the life has changed. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.
Goodwill
Goodwill represents the excess of the total cost of the acquisition over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is more likely than not (that is, a likelihood of more than 50%) that the fair value of the reporting unit is less than its carrying value. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit and other specific information related to the operations. If the reporting unit does not pass the qualitative assessment, the Company estimates its fair value and compares the fair value with the carrying value of its reporting unit, including goodwill. If the fair value is greater than the carrying value of its reporting unit, no impairment is recorded. If the fair value is less than the carrying value, an impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. The impairment charge would be recorded to earnings in the consolidated statements of operations.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units and the determination of the fair value of each reporting unit. The Company estimates the fair value of the reporting unit using a discounted cash flow model. This valuation approach considers various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on management’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, as well as industry and general economic data from third party sources. Discount rate assumptions reflect an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit. Management performs its annual goodwill impairment test as of December 31. Each quarter the Company reviews the events and circumstances to determine if there are indicators that goodwill may be impaired.
As of December 31, 2020 and 2021, there is no event or any circumstance that the Company identified, which indicated that the fair value of the Company’s reporting unit was substantially lower than the respective carrying value. There was no impairment of goodwill for the years ended December 31, 2019, 2020 and 2021 and there was no change in goodwill during 2020 and 2021.

Impairment of Long-Lived Assets Other Than Goodwill
(n) Impairment of long-lived assets other than Goodwill
For other long-lived assets including property and equipment, other non-current
assets and intangible assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There was no impairment of any long-lived assets other than goodwill for the years ended December 31, 2019, 2020 and 2021.

Leases
(o) Leases
The Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, operating lease liability, and operating lease liability, non-current
in the Company’s consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.
The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU
2016-02:
(i) elect for each lease not to separate
non-lease
components from lease components and instead to account for each separate lease component and the non-lease
components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Short-term borrowings
(p) Short-term borrowings
As of December 31, 2021, the Company had short-term borrowings from one bank of RMB20.0 million in aggregate, which were repayable in less than six months. The annualized interest rates of this borrowing is approximately 3.7%.

Advances from customers and deferred revenue
(q) Advances from customers and deferred revenue
Certain third party advertising customers pay in advance to purchase advertising and marketing services. Cash proceeds received from customers are initially recorded as advances from advertising customers and are recognized as revenues when revenue recognition criteria are met.
Advances from customers and deferred revenue also consist of prepayments from users in the form of the purchase of the Group’s virtual currency that can be used for live streaming and online games that are not yet consumed or converted into virtual items, and that upon the consumption or conversion, are recognized as revenue according to the prescribed revenue recognition policies described below.

Revenue Recognition
(r) Revenue recognition
The following is a description of principal activities of the Group from which the Group generates its revenue under ASC 606.
(i) Advertising and marketing
The Group’s main revenue generating activity is the provision of online advertising and marketing services. The Group generates revenue from performing specific actions, i.e. an optimized cost per thousand impressions (“oCPM”) or optimized cost per click (“oCPC”) basis or related advertising and marketing services. Revenue is recognized on an oCPM or oCPC basis as impressions or clicks are delivered, or when related advertising and marketing services are performed.
Whether revenues should be reported on a gross or net basis is determined by an assessment of whether the Group is acting as the principal or an agent in the transaction. In determining whether the Group acts as the principal or an agent, the Group follows the accounting guidance for principal-agent considerations. Such determination involves judgment and is based on evaluation of the terms of each arrangement.
a. Advertising and marketing service provided to advertising customers
The Group provides advertising and marketing services to advertising customers and recognizes advertising and marketing revenues on a gross basis as impressions or clicks are delivered. The Group receives refundable advance payments from advertising customers. If the advance payment deposited in the Group is not ultimately used for the advertisement on Qutoutiao, the Group refunds the advance payment back to advertising customers.
Starting from 2019, the placement of the advertising customers’ advertisements is not restricted to be only on Qutoutiao’s application. When advertisements cannot be placed on Qutoutiao due to capacity limit or bidding, the Group has the discretion to choose a media platform for advertisement placement. The Group determined it is the principal to the advertising customer when the Group (1) is the primary obligor ultimately responsible for delivering advertising and marketing services to the advertising customers, (2) has the discretion in pricing and (3) takes certain risks of loss due to the different settlement methods between the media platform and advertising customers. Hence, the Group recognizes the revenue on a gross basis.
In May 2019, the Group also started a new advertising and marketing service by providing integrated marketing solution to its customers based on their customized needs. The services include but are not limited to designing and executing a systematic marketing plan online and offline, coming up with best solutions for online promotion of the customers’ mobile application by selecting appropriate advertisement platforms, designing the advertisement clips, monitoring advertisement effects and organizing offline marketing campaigns. The Group pays the vendors or suppliers when costs are incurred and advertisements are displayed while the Group charges the service fees to the customers based on specified achievements, i.e. a Gross Merchandise Volume (“GMV”) which revenue is recognized based on number of first effective purchase, or optimized cost per action (“oCPA”) basis which revenue is recognized based on number of registered new users. The Group is the principal ultimately responsible for delivering the integrated marketing services to the customers in the arrangement, it has the discretion in pricing and takes certain risks of loss as the results cannot be guaranteed while costs are incurred. The Group recognizes the integrated marketing services revenue at gross based on GMV or oCPA basis and recognizes incurred expenses to vendors or suppliers as cost of revenue.
b. Advertising and marketing services provided to advertising platforms
The Group provides advertising and marketing services to other third-party advertising platforms. In the arrangement with these advertising platforms, these advertising platforms are the customers of the Group and the performance obligation of the Group is to provide traffic service to these advertising platforms. Therefore, the Group recognizes revenue based on the net amount as impressions or clicks are delivered.
(ii) Other services
a. Agent and platform service
The Group also provides agent and platform service by facilitating the advertising customers to select third-party advertising platforms to display their advertisements. The Group recognizes revenue from the advertising customers based on the net amount equal to certain agreed percentage of the gross revenue earned by the third-party advertising platforms when impressions or clicks are successfully delivered.
b. Live streaming
In January 2019, the Group started operating its own live streaming platform. It generates revenue from sales of virtual items in the platform. Users can access the platforms and view the live streaming content showed by the performers for free. The Group shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with performers and talent agencies in accordance with their revenue sharing arrangements.
The Group evaluates and determines that it is the principal and views users to be its customers. The Group reports live streaming revenues on a gross basis. Accordingly, the amounts paid by users to purchase virtual items are recorded as revenues and revenue sharing fee paid to performers and talent agencies are recorded as cost of revenues. Where the Group is the principal, it controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to users and having a level of discretion in establishing pricing.
The Group designs, creates and offers various virtual items for sales to users with pre-determined
selling price. Users can purchase and present virtual items to performers to show support for their favorite performers and virtual items are consumed and used upon purchase. Accordingly, live streaming revenue is recognized immediately when virtual items are used. The Group does not have further obligations to the user after the virtual items are consumed immediately.
The Group may also enter into contracts that can include various combinations of virtual items and privileges such as priority speaking rights or special symbols, which are generally capable of being distinct and accounted for as separate performance obligations, such as the VIP member program. Judgments are required as follow: 1) determining whether those virtual items and privilege are considered distinct performance obligations that should be accounted for separately versus together, 2) determining the standalone selling price for each distinct performance obligation, and 3) allocating of the arrangement consideration to the separate accounting of each distinct performance obligation based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual item or privilege separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct performance obligations identified in accordance with the applicable revenue recognition method relevant for that obligation. For consumable virtual items, revenues is recognized immediately when the virtual item is used. For durable virtual items, revenue is recognized over the estimated user relationship periods. For the years ended December 31, 2019, 2020 and 2021, the VIP membership program was not material.
c. Online games
The Group generates revenues from offering virtual items in online games developed by third parties to game players.
Users play games on the Group’s various mobile applications free of charge and are charged for purchases of consumable virtual items, which can be utilized in the online games to enhance their game-playing experience.
Pursuant to contracts signed between the Group and the respective game developers, although game developers own the games’ copyrights and other intellectual property, in general the Group controls the games and takes the main responsibilities to operate the games, maintains a functioning gaming environment for the players, sets the pricing of virtual items, collects the in-game
purchase payment from the players and shares the revenue based on a pre-agreed
scheme to the game developers. The users make the purchases in the games operated and managed by the Group and the Group provides the game services to the users. Accordingly, the Group is the principal in the arrangements. The revenues derived from these online games are recorded on a gross basis and the amount paid to game developers are recorded as cost of revenue.
Online games revenue is recognized immediately when the consumable virtual item is purchased and used. The Group does not have further obligations to the user after the virtual items are consumed immediately.
In addition, the Group sells the advertisement spots placed in the online games to the advertisers and gets paid based on views/clicks. The advertisements price is negotiated and determined by the Group with a shared fee to be paid to the game developer. Similar to the advertising and marketing service provided to advertising customers described above in 2(r)(i) a, the Group is the principal in the arrangement and revenue is recognized on a gross basis as clicks or impressions are delivered with fees paid to game developers as cost of revenue.
C. Disaggregation of revenue
In the following table, revenue is disaggregated by major service line and gross vs net recognition.

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(e))
Major service line
Advertising service provided to advertising customers, recorded gross (1)	4,339,602	3,857,233	2,533,327	397,534
Advertising service provided to advertising platforms, recorded net	1,075,718	1,189,602	1,557,056	244,336
Other service
Agent and platform services	33,155	7,904	22,004	3,453
Live streaming and online games	104,445	193,141	140,269	22,011
Other revenues	17,161	37,315	86,947	13,644

Total Other services	154,761	238,360	249,220	39,108

Net Revenues	5,570,081	5,285,195	4,339,603	680,978

(1)
For the years ended December 31, 2019, 2020 and 2021 revenue in advertising services provided to advertising customers which recorded gross include integrated marketing solution services which amounted to RMB381.8 million, RMB248.2 million and RMB39.8 million.

Cost of Revenues
(s) Cost of revenues
The Group’s cost of revenues consists primarily of (i) bandwidth and server costs, (ii) costs incurred to vendors and suppliers for advertising and marketing services, (iii) content procurement costs paid to third-party professional media companies and freelancers, (iv) direct cost related to in-house
content, rental cost, depreciation, salary and welfare for cost personnel and other miscellaneous costs, (v) costs incurred for mobile gaming and live streaming content, (vi) cultural development fee and surcharges. The Group is subject to a cultural development fee on the provision of advertising services in the PRC. The applicable tax rate prior to June 30, 2019 was 3% of the net advertising revenues, and was changed to 1.5% effective from July 1, 2019 to December 31, 2024. Due to the
COVID-19
pandemic, the Group was exempt from the cultural development fee for 2020 and 2021.

Research and Development Expense
(t) Research and development expenses
Research and development expenses consist primarily of (i) salary and welfare for research and development personnel, (ii) stock-based compensation for research and development personnel (iii) office rental expenses (iv) IT service fees and (v) depreciation of office premise and servers utilized by research and development personnel. Costs incurred during the research stage are expensed as incurred. Costs incurred in the development stage, prior to the establishment of technological feasibility, which is when a working model is available, are expensed when incurred.
The Company accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. For the years ended December 31, 2019, 2020 and 2021, the Company has not capitalized any costs related to internal use software because the inception of the Group software development costs qualified for capitalization have been insignificant.

Sales And Marketing Expenses
(u) Sales and marketing expenses
Sales and marketing expenses consist primarily of (i) rewards to registered users related to loyalty programs, (ii) advertising and marketing expenses, (iii) charges for short mobile message service to registered users (iv) salary and welfare for sales and marketing personnel and (iv) stock-based compensation expenses for sales and marketing personnel. The advertising and marketing expenses amounted to RMB 2,863.8 million, RMB1,728.1 million and RMB2,662.0 million during the years ended December 31, 2019, 2020 and 2021, respectively.

General and Administrative Expenses
(v) General and administrative expenses
General and administrative expenses also consist of (i) salary and welfare for general and administrative personnel, (ii) office expense, (iii) professional service fees, (iv) stock-based compensation expense and (v) bad debt expense.

User Loyalty Programs
(w) User loyalty programs
The Group has loyalty programs for its registered users primarily in its mobile Qutoutiao and Midu to enhance user engagement, loyalty and to incentivize word-of-mouth
referrals. Through the programs, the Group give users loyalty points and in certain cases cash credits for taking specific actions. Such actions primarily include referring new users to register on the platforms or through the viewing or sharing of content, providing valuable comments and encourage inactive users to continue to the platforms. The cost of users’ loyalty points is recognized as sales and marketing expenses in the consolidated statements of operations and comprehensive loss.
On Qutoutiao, the Group’s users can redeem earned rewards, which is in a form of cash credits reflecting the same amount of cash value, upon redemption. The Group offers its users the flexibility to choose a number of rewards payment options, including i) online cash out, when the cash credits balance exceeds a certain cash out threshold or at a lower cash out threshold if the users log on Qutoutiao for a certain number of consecutive days, ii) purchasing virtual items in live streaming and online games, iii) purchasing merchandise through Qutoutiao’s online market place. On
Midu
, the loyalty program is operated in a similar manner as
Qutoutiao
.
The Group also has a number of other loyalty programs for various applications. As of December 31, 2021, the loyalty program volume associated with these applications are immaterial.
For
Qutoutiao
’s loyalty program, rewards to its users are cleared from their accounts and will not be redeemable after the users have been inactive for 90 days. Other loyalty programs also have similar rewards clearing policies after the users have been inactive for up to 90 days.
The Group’s experience indicates that a certain portion of rewards is never redeemed in cash by its users, which the Group refers to as a “breakage”. The liability accrued for the reward is reduced by the estimated breakage that is expected to occur. The Group estimates breakage based upon its analysis of relevant reward history and redemption pattern as well as considering the expiration period of the rewards under the users agreement. In the assessment of breakage, each individual user’s account is categorized into certain pools of different range of outstanding rewards, and then further grouped into certain sub-groups
on the basis of inactivity days. The past reward redemption pattern in those sub-groups
was used to estimate the respective breakage for the outstanding rewards in each sub-group
at each period end. For the years ended December 31, 2019, 2020 and 2021, total costs related to the users’ rewards granted (before estimated breakage) amounted to RMB2,708.2 million, RMB1,663.9 million and RMB731.2 million, respectively, and total rewards redeemed in cash amounted to RMB2,514.8 million, RMB1,509.3 million and RMB673.8 million respectively. The Company also reversed the accrued rewards of users who have not been active for the period specified in accordance with its rewards clearance policies, which amounted to non-cash
adjustments of RMB293.5 million, RMB213.9 million and RMB81.4 million for the years ended December 31, 2019, 2020 and 2021, respectively, which were recorded as a reduction of sales and marketing expense. As of December 31, 2019, 2020 and 2021, the total estimated breakage not accrued approximated to RMB36.5 million, RMB27.8 million and RMB15.3 million, respectively. For the years ended December 31, 2019, 2020 and 2021, rewards consumed by purchasing the virtual items in live streaming and online games amounted to RMB18.0 million, RMB35.8 million and RMB8.0 million respectively. The consumption was recorded as a reduction of revenue.
Once the amount of accumulated unredeemed rewards for individual user exceeds the cash out threshold or the continuous log-on
criteria is reached, the Group reclassifies the balance as “registered users’ loyalty payable” in consolidated balance sheet as a monetary liability and reverses the amount of breakage originally assumed. The registered users’ loyalty payable is derecognized only if (1) the Group pays the user and is relieved of its obligation for the liability by paying the users, including delivery of cash or (2) the Group is legally released from the liability.
The actual cost to settle the estimated liability may differ from the estimated liability recorded. As of December 31, 2020 and 2021, users’ reward recorded in “Registered users’ loyalty payable” were RMB72.6 million and RMB61.7 million, respectively, and estimated users’ rewards recorded in “Accrued liabilities related to users’ loyalty programs” were RMB100.1 million and RMB99.4 million, respectively.

Employee Social Security And Welfare Benefits
(x) Employee social security and welfare benefits
Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.
The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Income Taxes
(y) Income taxes
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.
Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2019, 2020 and 2021. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

Treasury Stock
(z) Treasury Stock
The Group accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital (up to the amount credited to the additional
paid-in
capital upon original issuance of the shares) and retained earnings. In the event that treasury stock is reissued at an amount different from the cost the Company paid to repurchase the treasury stock, the Company will recognize the difference in additional paid-in
capital by using the specified identification method.
Effective May 28, 2019, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$50 million of outstanding ADSs of the Company, from time to time over the next 12 months. For the year ended December 31, 2010, 4,665,700 outstanding ADSs (1,166,425 ordinary shares) were repurchased and held in treasury stock with a total consideration of RMB142.2 million. No additional shares were repurchased during 2020 or 2021. As of December 31, 2021, no repurchased shares have been retired or reissued.

Share-Based Compensation
(aa) Share-based compensation
Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either cost of revenue, general and administrative expenses, selling and marketing expenses or research and development expenses, depending on the job functions of the grantees.
Option granted to employees
For the options granted to employees, the compensation expense is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of the Company’s share options, the binomial option pricing model has been applied.
Option granted to
non-employee
For share-based awards granted to
non-employees,
the Group accounts for the related share-based compensation expenses in accordance with ASC subtopic,
505-50
(“ASC
505-50”),
Equity-Based Payments to
Non-Employees.
Under the provision of ASC
505-50,
options of the Company issued to
non-employees
are measured based on fair value of the options which are determined by using the binomial option pricing model. These options are measured as of the earlier of the date at which either: (1) commitment for performance by the non-employee
has been reached; or (2) the
non-employee’s
performance is complete. Subsequent to the completion of the performance, the share-based award is assessed in accordance with ASC 815 to determine whether the award meets the definition of a derivative. In 2020, the entity adopted ASU
2018-07,
and from the adoption date the Company applied the same guidance to both employee and nonemployee share-based awards, which nonemployee share-based payment equity awards are measured at the grant-date fair value of the equity instruments, similar to employee share-based payment equity awards.

Government grants
(ab) Government grants
Government grants are recognized as other income/ (expenses) when received. For the years ended December 31, 2019, 2020 and 2021, the Group received financial subsidies of RMB9.5 million, RMB5.8 million and RMB7.2 million from the local PRC government authorities, respectively. These subsidies were non-recurring,
not refundable and with no conditions attached. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Statutory Reserves
(ac) Statutory reserves
The Group’s subsidiaries, consolidated VIEs and its subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax
profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).
Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.
The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.
There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group was not done so.
Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

Related Parties
(ad) Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(ae) Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2019, 2020 and 2021, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Loss Per Share
(af) Loss per share
Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Ordinary shares issuable for little or no cash consideration are also included as outstanding shares once all of their conditions have been met as they are considered contingently issuable shares. Using the two class method, net loss is allocated between ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.
Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the stock options, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the loss per share for both classes of shares are identical.

Comprehensive Loss
(ag) Comprehensive loss
Comprehensive loss is defined as the change in shareholders’ deficit of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.
Comprehensive loss is reported in the consolidated statements of comprehensive loss. Accumulated other comprehensive losses of the Group include the foreign currency translation adjustments.

Segment Reporting
(ah) Segment reporting
Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.

Recent Adopted Accounting Pronouncements
(ai) Recent adopted accounting pronouncements
In December 2019, the FASB issued ASU
2019-12—Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU
2019-12
is effective for the Company beginning on January 1, 2021. Early adoption of the amendments is permitted. The adoption of this standard did not have a material impact on the Company’s disclosures.

Recent Issued Accounting Pronouncements
(aj) Recent issued accounting pronouncements
In January 2020, the FASB issued ASU
2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), Clarifying the Interactions between Topic 321, Topic 323, and Topic 815, which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU
2020-01
is effective for the Company in the fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s disclosures.